INCOME TAXES (Details 3) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Exploration and evaluation assets	$ 49,804,000	$ 11,053,000	$ 10,052,000
Plant, equipment and mining properties	44,056,000	35,675,000
Deferred income tax assets and liabilities [Member]
Statement [Line Items]
Reclamation provision	167,000	272,000
Non-capital losses	0	3,525,000
Other deductible temporary differences	1,259,000	543,000
Exploration and evaluation assets	(3,310,000)	(3,326,000)
Plant, equipment and mining properties	(3,337,000)	(2,795,000)
Net deferred income tax liabilities	$ (5,221,000)	$ (1,781,000)